SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 10: SHARE-BASED PAYMENTS

Common Stock Warrants

During the year ended December 31, 2020, the Company granted 493,462 common stock warrants to the venture debt lender with an exercise price of $2.50 per share. The warrants were valued at $184,191 using the below range of inputs using the Black-Scholes model.

During the Company’s Series A-3 Preferred Stock raise, the Company granted 2,603 common stock warrants at an exercise price of $8.28 per share to a funding platform in the year ended December 31, 2020. The warrants are fully vested with an exercise price of $8.28 per share, expiring in five years. The warrants contain a put option for the Company to redeem the warrants in cash in a change-in-control transaction, equal to the Black-Scholes value immediately prior to the fundamental event. The warrants also include other down-round and anti-dilution features if shares of common stock are issued or granted at a lesser value than the strike price which may also require additional warrants to be issued, such that the aggregate value of the strike price remains the same. As the warrants include a put option and embody an obligation for the Company to redeem these warrants in cash upon a contingent event, they are presented as a liability in the consolidated balance sheets. The volatility rate of 100% was used as it is a floor volatility as defined by the warrants. As of December 31, 2021 and 2020, the Company remeasured the fair value of the warrants to be $18,223 and $6,265, respectively, and recorded a gain (loss) due to the change in fair value of ($11,958) and $2,353, respectively.

Year Ended
December 31,
2020
Risk Free Interest Rate	1.54 - 1.59%
Expected Dividend Yield	0.00%
Expected Volatility	58.0 - 100%
Expected Life (years)	5 - 10

For valuing the warrants noted above, the Company uses the same assumptions used for valuing employee options as noted below in the Stock Plan section, with the exception of the useful life which is either the contractual life or the estimated life.

In connection with the Regulation D offerings in 2020, the Company issued 512 warrants to purchase common stock in connection with the notes at an exercise price of $2.50 per share. The issuance costs and warrants are recognized as a debt discount and will be amortized over the life of the notes.

In connection with the IPO, the Company issued 2,409,639 warrants and an additional 361,445 warrants to purchase common stock per the over-allotment option. Each warrant will have an exercise price of $4.57 per share (equal to 110% of the offering price of the common stock), will be exercisable upon issuance and will expire five years from issuance.

On May 13, 2021, pursuant to the IPO Underwriting Agreement, the Company issued warrants to the underwriters to purchase up to an aggregate of 120,482 shares of common stock with an exercise price of $5.19 per share. The warrants may be exercised beginning on November 13, 2021 and will expire five years from issuance.

In connection with the Company’s April 2021 note financing, the Company issued warrants to the lender to purchase up to 120,482 shares of common stock. The warrants have an exercise price of $4.15 per share and are exercisable immediately after issuance.

In May 2021, an aggregate of 31,881 warrants were exercised for shares of common stock for proceeds of $145,696. In July 2021, warrant holders exercised 355,000 warrants for proceeds of $1,622,350.

A summary of information related to common stock warrants for the year ended December 31, 2021 is as follows:

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2019	417,962	$2.81
Granted	496,577	2.52
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2020	914,539	$2.66
Granted	3,012,048	4.58
Conversion of preferred stock warrants upon IPO	51,642	7.66
Exercised	(386,881)	4.57
Forfeited	(11,232)	7.66
Outstanding - December 31, 2021	3,580,116	$4.12
Exercisable at December 31, 2020	914,539	$2.66
Exercisable at December 31, 2021	3,580,116	$4.12

Preferred Stock Warrants

A summary of information related to preferred stock warrants for the year ended December 31, 2021 is as follows:

	Preferred	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2019	806,903	$0.49
Outstanding - December 31, 2020	806,903	$0.49
Converted to common stock warrants upon IPO	(806,903)	0.49
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2021	—	$—
Exercisable at December 31, 2021	—	$—

Upon the IPO, all outstanding preferred stock warrants converted into common stock warrants at a ratio of 15.625:1.

Stock Options

2020 Incentive Stock Plan

The Company has adopted a 2020 Omnibus Incentive Stock Plan (the “2020 Plan”). An aggregate of 3,300,000 shares of the Company’s common stock is reserved for issuance and available for awards under the 2020 Plan, including incentive stock options granted under the 2020 Plan. The 2020 Plan administrator may grant awards to any employee, director, consultant or other person providing services to us or our affiliates. During 2021, 2,732,000 options were granted to executives and directors at an exercise price from $3.85 to $4.15 per share. As of December 31, 2021, 568,000 options were available for future issuance.

2013 Incentive Stock Plan

The Company has adopted the 2013 Stock Plan, as amended and restated (the “Plan”), which provides for the grant of shares of stock options, stock appreciation rights, and stock awards (performance shares) to employees, non-employee directors, and non-employee consultants. The number of shares authorized by the Plan was 1,196,356 shares as December 31, 2021 and 2020. The option exercise price generally may not be less than the underlying stock’s fair market value at the date of the grant and generally have a term often years. The amounts granted each calendar year to an employee or non-employee is limited depending on the type of award.

Stock options comprise all of the awards granted since the Plan’s inception. Shares available for grant under the Plan amounted to 33,253 and as of December 31, 2021 and 2020. Vesting generally occurs over a period of immediately to four years.

A summary of information related to stock options under our 2013 and 2020 Stock Plan for the years ended December 31, 2021 and 2020 is as follows:

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2019	1,084,215	$2.50
Granted	91,688	0.94
Exercised	—	—
Forfeited	(12,800)	$3.28
Outstanding - December 31, 2020	1,163,103	$2.34
Granted	2,732,000	4.15
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2021	3,895,103	$3.62
Exercisable at December 31, 2020	880,955	$2.34
Exercisable at December 31, 2021	3,164,624	$3.59
Weighted average duration (years) to expiration of outstanding options at December 31, 2021	8.00

The assumptions utilized for option grants during the years ended December 31, 2021 and 2020 are as follows:

	Year Ended
	December 31,
	2021	2020
Risk Free Interest Rate	0.34% - 0.85%	0.42% - 0.51%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	58.00%	58.00%
Expected Life (years)	5.18	6.25

The total grant-date fair value of the options granted during the years ended December 31, 2021 was $4,696,605 and $46,253, respectively. During the year ended December 31, 2021 and 2020, $3,325,897 and $144,775 was recorded to general and administrative expenses, and $551,948 and $0, was recorded to sales and marketing expense in the consolidated statements of operations, all respectively. Total unrecognized compensation cost related to non-vested stock option awards as of December 31, 2021 amounted to $1,057,036 and will be recognized over a weighted average period of 2.28 years.